Selected Quarterly Financial Data, Unaudited (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
		Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 24, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 24, 2016	Sep. 26, 2015	Sep. 26, 2015
Quarterly Financial Data [Abstract]
Total revenue		$ 35,136	$ 32,311	$ 28,060	$ 27,037	$ 29,110	$ 29,408	$ 30,440	$ 30,815	$ 122,544	$ 119,773	$ 127,573	$ 127,573
Total cost of sales	[1]	(7,018)	(9,074)	(5,683)	(4,909)	(6,344)	(4,737)	(4,628)	(4,705)
Selling, general and administrative expenses		(16,380)	(13,786)	(14,404)	(13,731)	(15,703)	(14,199)	(14,595)	(16,176)	(58,301)	(60,673)	(64,705)	(64,705)
Stock-based compensation expense		(1,531)	(1,377)	(1,291)	(36)					(4,235)
Acquisition related transaction expenses		(64)	(74)	(813)	(10,460)	(2,602)	(690)	(389)	(1,278)	(11,411)	(4,959)	(524)	(524)
Depreciation and amortization		(9,933)	(8,705)	(8,004)	(7,168)	(7,435)	(9,131)	(9,172)	(9,272)	(33,810)	(35,010)	(39,386)	(39,386)
Net operating loss		210	(705)	(2,135)	(9,267)	(2,974)	651	1,656	(616)	(11,897)	(1,283)	(1,269)	(1,269)
Other expense, net		(9,301)	(7,714)	(6,953)	(13,065)	(12,936)	(14,211)	(14,968)	(16,172)
Income tax expense		184	86	(32)	(51)	307	(58)	(203)	(86)	(184)	(307)		(631)
Net loss		$ (9,278)	$ (8,333)	$ (9,120)	$ (22,383)	$ (15,870)	$ (13,618)	$ (13,515)	$ (16,874)	$ (49,114)	$ (59,877)	$ (59,847)	$ (59,847)
Basic and diluted loss per share		$ (0.46)	$ (0.41)	$ (0.45)	$ (1.79)	$ (1.34)	$ (1.15)	$ (1.15)	$ (1.47)	$ (2.68)	$ (5.11)		$ (5.23)
Weighted average number of shares outstanding during the period - basic and diluted (in shares)		20,384,954	20,378,002	20,378,002	12,490,280	11,801,369	11,801,369	11,801,369	11,502,684	18,296,480	11,722,595		11,447,372

[1]	Exclusive of depreciation and amortization